Debt (Tables)	12 Months Ended
Feb. 24, 2013
Debt

Debt consists of the following:

	February 24, 2013	February 26, 2012
Senior Secured Notes	$205,008	$210,003
Second Lien Credit Facility, including interest payable-in-kind	97,947	89,474

Total debt before debt discount	$302,954	$299,477

Debt discount	(24,561)	(34,072)

Total	$278,393	$265,405

Senior Secured Notes

This allocation was performed separately for the Senior Secured Notes (Senior Secured Notes, Series B preferred stock and Series B ordinary stock) and Second Lien Credit Agreement (Notes, Series B preferred stock, Series B ordinary stock and rights to additional Series B preferred stock and Series B ordinary stock) and resulted in the following allocated amounts:

Allocated Amount
Senior Secured Notes	184,458
Second Lien Credit Agreement Notes	58,629
Series B preferred stock	11,451
Series B ordinary stock	5,603
Right to shares of Series B preferred stock	5,518
Right to shares of Series B ordinary stock	1,533

Contractual Obligations	Tabular Disclosure of Contractual Obligations” for projected interest paid-in-kind accretion.

Payment
2014	$5,000
2015	5,000
2016	292,954

Total	$302,954